Master Trust Investments - Schedule of Fair Value (Details) - EBP 004 - Master Trust Balances - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments at fair value	$ 830,885,452	$ 766,511,407
Level 1, 2, and 3
EBP, Master Trust [Line Items]
Investments at fair value	213,808,081	380,057,100
Level 1
EBP, Master Trust [Line Items]
Investments at fair value	94,843,997	254,050,267
Level 2
EBP, Master Trust [Line Items]
Investments at fair value	118,964,084	126,006,833
Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Net Asset Value
EBP, Master Trust [Line Items]
Investments at fair value	617,077,371	386,454,307
Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	75,155,264	228,439,096
Mutual funds | Level 1, 2, and 3
EBP, Master Trust [Line Items]
Investments at fair value	75,155,264	228,439,096
Mutual funds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	75,155,264	228,439,096
Mutual funds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Mutual funds | Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Ingredion common stock
EBP, Master Trust [Line Items]
Investments at fair value	19,688,733	25,611,171
Ingredion common stock | Level 1, 2, and 3
EBP, Master Trust [Line Items]
Investments at fair value	19,688,733	25,611,171
Ingredion common stock | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	19,688,733	25,611,171
Ingredion common stock | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Ingredion common stock | Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	734,736,237	512,053,624
Collective trusts | Level 1, 2, and 3
EBP, Master Trust [Line Items]
Investments at fair value	117,658,866	125,599,317
Collective trusts | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Collective trusts | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	117,658,866	125,599,317
Collective trusts | Level 3
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Money market mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	1,305,218	407,516
Money market mutual funds | Level 1, 2, and 3
EBP, Master Trust [Line Items]
Investments at fair value	1,305,218	407,516
Money market mutual funds | Level 1
EBP, Master Trust [Line Items]
Investments at fair value	0	0
Money market mutual funds | Level 2
EBP, Master Trust [Line Items]
Investments at fair value	1,305,218	407,516
Money market mutual funds | Level 3
EBP, Master Trust [Line Items]
Investments at fair value	$ 0	$ 0